Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net
Schedule of property, plant and equipment
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Buildings	888,541	1,156,762
Furniture, fixtures and office equipment	63,972	79,425
Motor vehicles	18,961	25,903
Machinery and equipment	3,831,912	4,065,354
Leasehold improvements	89,763	132,542
Total *	4,893,149	5,459,986
Less: accumulated depreciation	(1,036,207)	(1,629,798)
Subtotal	3,856,942	3,830,188
Construction-in-progress	1,242,266	617,281
Property, plant and equipment, net	5,099,208	4,447,469

* Includes impairments of long-lived assets of RMB 303,068 and RMB 397,789 for respective years as impairments are treated as permanent reductions in the carrying amounts of the assets.